Reconciliation of Basic Shares to Diluted Shares (Detail) - shares shares in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Basic Shares to Diluted Shares
Basic shares	676	677	676	677	676	676	676	676
Effect of dilutive shares	5	6	5	5	5	5	5	5
Diluted shares		683	681	682	681	681	681	681